Accounts receivable, net	12 Months Ended
Dec. 31, 2016
Accounts receivable, net
Accounts receivable, net

8.  Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Online direct sales and online marketplace receivables	7,579,868	16,336,141
Online payment processing transactions receivables	385,547	770,134
Advertising receivables	121,170	179,498
Others	379,059	594,947

Accounts receivable	8,465,644	17,880,720

Allowance for doubtful accounts	(271,979)	(416,312)

Accounts receivable, net	8,193,665	17,464,408

The movements in the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	(1,770)	(63,715)	(271,979)
Additions	(64,424)	(273,772)	(408,316)
Reverse	868	—	—
Write-offs	1,611	65,508	263,983

Balance at end of the year	(63,715)	(271,979)	(416,312)

The value-added tax receivables due from customers are recorded in online direct sales and online marketplace receivables. The allowance for doubtful accounts related to the Group’s financing receivables from individual customers related to the online direct sales business was RMB253,347 and RMB398,815 as of December 31, 2015 and 2016, respectively.